UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Mid Cap Growth Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	33.92%
Technology	17.57
Industrial	17.52
Consumer, Cyclical	14.22
Financial	5.43
Communications	4.47
Basic Materials	1.70
Utilities	1.45
Energy	1.15
Government Money Market Mutual Funds	0.48
Short Term Investments	2.09
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 983.10	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.37
Investor Class
Actual	$1,000.00	$ 981.80	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.12
Class L
Actual	$1,000.00	$ 980.70	$6.25
Hypothetical (5% return before expenses)	$1,000.00	$1,018.53	$6.37
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class, 1.02% for the Investor Class and 1.27% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.69%
23,000	Air Products & Chemicals Inc	$ 5,553,580
268,000	Kirkland Lake Gold Ltd(a)	11,052,320
191,000	RPM International Inc	14,336,460
		30,942,360
Communications — 4.31%
4,000	Chewy Inc Class A(a)(b)	178,760
628,000	Corning Inc	16,265,200
131,000	Match Group Inc(b)	42,365,400
71,000	Spotify Technology SA(b)	18,331,490
66	Venture Global LNG Inc Series B(b)(c)(d)	253,968
410	Venture Global LNG Inc Series C(b)(c)(d)	1,577,680
		78,972,498
Consumer, Cyclical — 13.87%
86,000	Alaska Air Group Inc	3,118,360
200,000	Aptiv PLC	15,584,000
118,000	Burlington Stores Inc(b)	23,237,740
72,000	CarMax Inc(b)	6,447,600
130,000	Casey's General Stores Inc	19,437,600
11,000	Chipotle Mexican Grill Inc(b)	11,575,960
66,000	Darden Restaurants Inc	5,000,820
171,000	Dollar General Corp	32,577,210
184,000	Dollar Tree Inc(b)	17,053,120
115,000	DraftKings Inc Class A(a)(b)	3,824,900
157,000	Dunkin' Brands Group Inc	10,241,110
34,000	Five Below Inc(b)	3,634,940
227,000	Hilton Worldwide Holdings Inc	16,673,150
10,000	Lululemon Athletica Inc(b)	3,120,100
82,000	Marriott International Inc Class A	7,029,860
810,000	MGM Resorts International	13,608,000
40,000	O'Reilly Automotive Inc(b)	16,866,800
95,000	Ross Stores Inc	8,097,800
289,000	Tapestry Inc	3,837,920
26,000	Ulta Beauty Inc(b)	5,288,920
57,000	United Airlines Holdings Inc(b)	1,972,770
74,000	Vail Resorts Inc	13,479,100
115,000	VF Corp	7,008,100
77,000	Visteon Corp(b)	5,274,500
		253,990,380
Consumer, Non-Cyclical — 33.62%
286,000	Acadia Healthcare Co Inc(b)	7,184,320
57,000	ACADIA Pharmaceuticals Inc(b)	2,762,790
186,000	Alcon Inc(b)	10,661,520
20,986	Align Technology Inc(b)	5,759,398
431,000	Alkermes PLC(b)	8,363,555
73,000	Alnylam Pharmaceuticals Inc(b)	10,812,030
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
145,000	Amarin Corp PLC ADR(a)(b)	$ 1,003,400
43,452	Argenx SE ADR(b)	9,786,694
27,000	Ascendis Pharma A/S ADR(a)(b)	3,993,300
656,000	Avantor Inc(b)	11,152,000
114,000	Avery Dennison Corp	13,006,260
536,000	Bruker Corp	21,804,480
454,000	Catalent Inc(b)	33,278,200
111,000	Cooper Cos Inc	31,484,040
252,836	CoreLogic Inc	16,995,636
27,000	CoStar Group Inc(b)	19,188,090
557,000	Elanco Animal Health Inc(b)	11,947,650
100,227	Equifax Inc	17,227,017
116,000	Exact Sciences Corp(b)	10,085,040
80,000	FleetCor Technologies Inc(b)	20,122,400
57,000	Gartner Inc(b)	6,915,810
123,000	Global Payments Inc	20,863,260
771,000	Hologic Inc(b)	43,947,000
46,000	ICU Medical Inc(b)	8,478,260
20,000	IDEXX Laboratories Inc(b)	6,603,200
155,000	IHS Markit Ltd	11,702,500
170,446	Incyte Corp(b)	17,721,271
116,000	Ionis Pharmaceuticals Inc(b)	6,839,360
20,000	MarketAxess Holdings Inc	10,018,400
87,000	Neurocrine Biosciences Inc(b)	10,614,000
285,000	Perrigo Co PLC	15,751,950
77,000	PPD Inc(b)	2,063,600
171,000	PRA Health Sciences Inc(b)	16,636,590
181,000	Reynolds Consumer Products Inc	6,287,940
112,070	Royalty Pharma PLC Class A(a)(b)	5,440,998
119,000	Seattle Genetics Inc(b)	20,220,480
412,000	ServiceMaster Global Holdings Inc(b)	14,704,280
230,000	Sprouts Farmers Market Inc(b)	5,885,700
133,000	Teleflex Inc	48,409,340
242,000	TransUnion	21,063,680
200,000	TreeHouse Foods Inc(b)	8,760,000
3,000	Ultragenyx Pharmaceutical Inc(b)	234,660
120,000	Verisk Analytics Inc Class A	20,424,000
57,000	West Pharmaceutical Services Inc	12,948,690
40,000	WEX Inc(b)	6,600,400
		615,753,189
Energy — 1.14%
193,000	Concho Resources Inc	9,939,500
63,000	Continental Resources Inc(a)	1,104,390
100,000	Pioneer Natural Resources Co	9,770,000
		20,813,890
Financial — 5.38%
114,000	Assurant Inc	11,775,060

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
211,000	Axis Capital Holdings Ltd	$ 8,558,160
157,403	Cboe Global Markets Inc	14,682,552
34,000	Kemper Corp	2,465,680
400,000	KKR & Co Inc(a)	12,352,000
57,000	Progressive Corp	4,566,270
57,000	Raymond James Financial Inc	3,923,310
58,000	Selectquote Inc(a)(b)	1,469,140
405,000	SLM Corp	2,847,150
222,751	Tradeweb Markets Inc Class A	12,950,743
232,000	Webster Financial Corp	6,637,520
83,000	Willis Towers Watson PLC	16,346,850
		98,574,435
Industrial — 17.37%
371,000	Agilent Technologies Inc	32,785,270
36,000	Allegion PLC	3,679,920
32,000	Amphenol Corp Class A	3,065,920
542,000	Ball Corp	37,663,580
227,000	BWX Technologies Inc	12,857,280
69,000	Cognex Corp	4,120,680
470,000	Colfax Corp(b)	13,113,000
257,000	Fortive Corp	17,388,620
143,000	IDEX Corp	22,599,720
756,834	Ingersoll Rand Inc(b)	21,282,172
182,000	JB Hunt Transport Services Inc	21,901,880
243,000	Keysight Technologies Inc(b)	24,489,540
56,000	L3Harris Technologies Inc	9,501,520
23,000	Martin Marietta Materials Inc	4,751,110
314,000	National Instruments Corp	12,154,940
45,000	Packaging Corp of America	4,491,000
54,000	Roper Technologies Inc	20,966,040
314,000	Sealed Air Corp	10,314,900
281,000	Sensata Technologies Holding PLC(b)	10,461,630
683,000	Textron Inc	22,477,530
86,000	Waste Connections Inc	8,065,940
		318,132,192
Technology — 17.42%
97,000	Atlassian Corp PLC Class A(b)	17,486,190
13,000	Bill.com Holdings Inc(b)	1,172,730
212,000	Black Knight Inc(b)	15,382,720
54,000	Broadridge Financial Solutions Inc	6,814,260
227,000	Ceridian HCM Holding Inc(b)	17,994,290
833,000	Clarivate PLC(b)	18,600,890
52,000	Crowdstrike Holdings Inc Class A(b)	5,215,080
157,000	DocuSign Inc(b)	27,036,970
177,000	Entegris Inc	10,451,850
171,000	Fiserv Inc(b)	16,693,020
785,000	Marvell Technology Group Ltd	27,522,100
Shares		Fair Value
Technology — (continued)
229,000	Maxim Integrated Products Inc	$ 13,879,690
317,000	Microchip Technology Inc	33,383,270
143,000	Skyworks Solutions Inc	18,283,980
144,000	Slack Technologies Inc Class A(a)(b)	4,476,960
100,000	Splunk Inc(b)	19,870,000
100,000	SS&C Technologies Holdings Inc	5,648,000
89,464	Veeva Systems Inc Class A(b)	20,972,151
71,000	Workday Inc Class A(b)	13,302,560
191,000	Xilinx Inc	18,792,490
635,000	Zynga Inc Class A(b)	6,057,900
		319,037,101
Utilities — 1.43%
64,778	Atmos Energy Corp	6,450,593
58,000	Eversource Energy	4,829,660
128,000	Sempra Energy	15,005,440
		26,285,693
TOTAL COMMON STOCK — 96.23% (Cost $1,371,387,594)		$1,762,501,738
CONVERTIBLE PREFERRED STOCK
Communications — 0.11%
5,230	Roofoods Ltd Series F 0.00%(b)(c)(d)	2,032,640
183	Roofoods Ltd Series G 0.00%(b)(c)(d)	76,476
		2,109,116
Consumer, Cyclical — 0.23%
3,062	DoorDash Inc Series H 0.00%(b)(c)(d)	702,821
323,569	Rivian Automotive Series D 0.00%(b)(c)(d)	3,476,425
		4,179,246
TOTAL CONVERTIBLE PREFERRED STOCK — 0.34% (Cost $7,418,946)		$ 6,288,362
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,160,000	BlackRock FedFund Institutional Class(e), 0.10%(f)	1,160,000
1,320,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.11%(f)	1,320,000
1,118,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 0.10%(f)	1,118,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
1,720,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.15%(f)	$ 1,720,000
1,310,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.09%(f)	1,310,000
1,670,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.10%(f)	1,670,000
410,000	Morgan Stanley Government Portfolio Institutional Class(e), 0.05%(f)	410,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.48% (Cost $8,708,000)		$ 8,708,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.55%
$10,000,000	Federal Home Loan Bank(g) 0.00%, 07/01/2020	10,000,000
Repurchase Agreements — 1.52%
8,691,703	Undivided interest of 12.81% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $8,691,703 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(e)	8,691,703
8,691,703	Undivided interest of 13.12% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $8,691,703 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(e)	8,691,703
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 8,691,703	Undivided interest of 23.32% in a repurchase agreement (principal amount/value $37,277,869 with a maturity value of $37,277,962) with Credit Agricole Securities (USA) Inc, 0.09%, dated 6/30/20 to be repurchased at $8,691,703 on 7/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 6/20/44 - 2/1/49, with a value of $38,023,427.(e)	$ 8,691,703
1,813,653	Undivided interest of 39.61% in a repurchase agreement (principal amount/value $4,579,933 with a maturity value of $4,579,942) with Mizuho Securities (USA) LLC, 0.07%, dated 6/30/20 to be repurchased at $1,813,653 on 7/1/20 collateralized by U.S. Treasury securities, 1.13% - 2.63%, 1/31/21 - 2/28/22, with a value of $4,671,534.(e)	1,813,653
		27,888,762
TOTAL SHORT TERM INVESTMENTS — 2.07% (Cost $37,888,762)		$ 37,888,762
TOTAL INVESTMENTS — 99.12% (Cost $1,425,403,302)		$1,815,386,862
OTHER ASSETS & LIABILITIES, NET — 0.88%		$ 16,197,693
TOTAL NET ASSETS — 100.00%		$1,831,584,555

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
(a)	All or a portion of the security is on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2020.
(g)	Zero coupon bond; the interest rate shown is the effective yield at June 30, 2020.
ADR	American Depositary Receipt
At June 30, 2020, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Venture Global LNG Inc Series B	03/08/2018	$199,320	$253,968	0.01%
Venture Global LNG Inc Series C	10/16/2017-03/08/2018	1,504,805	1,577,680	0.09
Convertible Preferred Stock
DoorDash Inc Series H	06/17/2020	702,824	702,821	0.04
Rivian Automotive Series D	12/23/2019	3,476,426	3,476,425	0.19
Roofoods Ltd Series F	09/12/2017	1,849,174	2,032,640	0.11
Roofoods Ltd Series G	05/16/2019	76,476	76,476	0.00
		$7,809,025	$8,120,010	0.44%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $36,572,289 of securities on loan)(a)	$1,787,498,100
Repurchase agreements, fair value(b)	27,888,762
Cash	55,503,842
Dividends receivable	528,105
Subscriptions receivable	1,445,493
Receivable for investments sold	2,580,402
Total Assets	1,875,444,704
LIABILITIES:
Payable for director fees	4,139
Payable for distribution fees	8,344
Payable for investments purchased	2,467,418
Payable for other accrued fees	61,630
Payable for shareholder services fees	219,373
Payable to investment adviser	1,058,591
Payable upon return of securities loaned	36,596,762
Redemptions payable	3,443,892
Total Liabilities	43,860,149
NET ASSETS	$1,831,584,555
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$16,655,542
Paid-in capital in excess of par	1,352,397,664
Undistributed/accumulated earnings	462,531,349
NET ASSETS	$1,831,584,555
NET ASSETS BY CLASS
Investor Class	$669,983,331
Class L	$41,924,236
Institutional Class	$1,119,676,988
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	30,000,000
Institutional Class	320,000,000
Issued and Outstanding
Investor Class	22,134,032
Class L	6,884,467
Institutional Class	137,536,919
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$30.27
Class L	$6.09
Institutional Class	$8.14
(a) Cost of investments	$1,397,514,540
(b) Cost of repurchase agreements	$27,888,762
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Interest	$276,449
Income from securities lending	32,098
Dividends	6,687,710
Foreign withholding tax	(14,822)
Total Income	6,981,435
EXPENSES:
Management fees	5,889,925
Shareholder services fees – Investor Class	1,176,047
Shareholder services fees – Class L	70,352
Audit and tax fees	15,636
Custodian fees	24,294
Director's fees	9,604
Distribution fees – Class L	49,949
Legal fees	2,401
Pricing fees	177
Registration fees	48,688
Shareholder report fees	15,930
Transfer agent fees	8,649
Other fees	4,237
Total Expenses	7,315,889
Less amount waived by investment adviser	42,939
Net Expenses	7,272,950
NET INVESTMENT LOSS	(291,515)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	58,636,231
Net Realized Gain	58,636,231
Net change in unrealized depreciation on investments	(97,347,126)
Net Change in Unrealized Depreciation	(97,347,126)
Net Realized and Unrealized Loss	(38,710,895)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,002,410)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West T. Rowe Price Mid Cap Growth Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income (loss)	$(291,515)	$2,204,422
Net realized gain	58,636,231	120,078,353
Net change in unrealized appreciation (depreciation)	(97,347,126)	348,898,147
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,002,410)	471,180,922
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(17,039,974)
Class L	-	(4,745,596)
Institutional Class	-	(95,901,640)
From Net Investment Income and Net Realized Gains	0	(117,687,210)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	73,907,073	192,425,018
Class L	6,235,669	11,707,616
Institutional Class	200,825,775	402,775,647
Shares issued in reinvestment of distributions
Investor Class	-	17,039,974
Class L	-	4,745,596
Institutional Class	-	95,901,640
Shares redeemed
Investor Class	(168,615,500)	(260,935,796)
Class L	(8,210,207)	(11,487,654)
Institutional Class	(230,059,357)	(269,538,755)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(125,916,547)	182,633,286
Total Increase (Decrease) in Net Assets	(164,918,957)	536,126,998
NET ASSETS:
Beginning of Period	1,996,503,512	1,460,376,514
End of Period	$1,831,584,555	$1,996,503,512
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,660,295	6,700,345
Class L	1,063,658	1,847,011
Institutional Class	27,038,021	49,365,859
Shares issued in reinvestment of distributions
Investor Class	-	554,185
Class L	-	758,953
Institutional Class	-	11,537,716
Shares redeemed
Investor Class	(6,057,306)	(9,048,449)
Class L	(1,477,767)	(1,832,771)
Institutional Class	(30,108,406)	(32,753,785)
Net Increase (Decrease)	(6,881,505)	27,129,064
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$30.83	(0.03)	(0.53)	(0.56)	-	-	-	$30.27	(1.82%) (d)
12/31/2019	$24.00	(0.02)	7.52	7.50	(0.00) (e)	(0.67)	(0.67)	$30.83	31.28%
12/31/2018	$26.08	(0.03)	(0.58)	(0.61)	(0.02)	(1.45)	(1.47)	$24.00	(2.33%)
12/31/2017	$22.12	(0.06)	5.46	5.40	(0.08)	(1.36)	(1.44)	$26.08	24.43%
12/31/2016	$21.64	(0.05)	1.39	1.34	(0.01)	(0.85)	(0.86)	$22.12	6.18%
12/31/2015	$21.98	(0.07)	1.47	1.40	-	(1.74)	(1.74)	$21.64	6.52%
Class L
06/30/2020(Unaudited)	$ 6.21	(0.01)	(0.11)	(0.12)	-	-	-	$ 6.09	(1.93%) (d)
12/31/2019	$ 5.29	(0.02)	1.66	1.64	(0.05)	(0.67)	(0.72)	$ 6.21	31.02%
12/31/2018	$ 7.07	(0.03)	(0.15)	(0.18)	(0.15)	(1.45)	(1.60)	$ 5.29	(2.67%)
12/31/2017	$ 6.87	(0.04)	1.69	1.65	(0.09)	(1.36)	(1.45)	$ 7.07	24.17%
12/31/2016	$ 7.30	(0.03)	0.47	0.44	(0.02)	(0.85)	(0.87)	$ 6.87	5.94%
12/31/2015	$ 8.41	(0.05)	0.57	0.52	(0.08)	(1.55)	(1.63)	$ 7.30	6.12%
Institutional Class
06/30/2020(Unaudited)	$ 8.28	0.00	(0.14)	(0.14)	-	-	-	$ 8.14	(1.69%) (d)
12/31/2019	$ 6.85	0.02	2.15	2.17	(0.07)	(0.67)	(0.74)	$ 8.28	31.73%
12/31/2018	$ 8.65	0.02	(0.19)	(0.17)	(0.18)	(1.45)	(1.63)	$ 6.85	(1.99%)
12/31/2017	$ 8.11	0.01	2.01	2.02	(0.12)	(1.36)	(1.48)	$ 8.65	24.99%
12/31/2016	$ 8.43	0.01	0.54	0.55	(0.02)	(0.85)	(0.87)	$ 8.11	6.47%
12/31/2015 (f)	$10.00	0.01	0.07	0.08	(0.08)	(1.57)	(1.65)	$ 8.43	0.62% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 669,983	1.03% (h)	1.02% (h)	(0.24%) (h)	13% (d)
12/31/2019	$ 787,200	1.02%	1.02%	(0.07%)	30%
12/31/2018	$ 655,816	1.02%	1.02%	(0.10%)	38%
12/31/2017	$ 810,369	1.03%	1.02%	(0.25%)	37%
12/31/2016	$ 709,682	1.04%	1.03%	(0.21%)	42%
12/31/2015	$ 748,656	1.03%	1.03%	(0.29%)	35%
Class L
06/30/2020 (Unaudited)	$ 41,924	1.33% (h)	1.27% (h)	(0.48%) (h)	13% (d)
12/31/2019	$ 45,330	1.32%	1.27%	(0.32%)	30%
12/31/2018	$ 34,538	1.32%	1.27%	(0.34%)	38%
12/31/2017	$ 33,384	1.38%	1.28%	(0.50%)	37%
12/31/2016	$ 36,235	1.37%	1.30%	(0.47%)	42%
12/31/2015	$ 16,835	1.42%	1.30%	(0.53%)	35%
Institutional Class
06/30/2020 (Unaudited)	$1,119,677	0.67% (h)	0.67% (h)	0.11% (h)	13% (d)
12/31/2019	$1,163,973	0.67%	0.67%	0.28%	30%
12/31/2018	$ 770,022	0.67%	0.67%	0.26%	38%
12/31/2017	$ 580,994	0.68%	0.67%	0.11%	37%
12/31/2016	$ 353,298	0.69%	0.68%	0.14%	42%
12/31/2015 (f)	$ 228,848	0.67% (h)	0.67% (h)	0.10% (h)	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2020

As of June 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,760,670,090	$ —	$ 1,831,648	$ 1,762,501,738
Convertible Preferred Stock	—	—	6,288,362	6,288,362
Government Money Market Mutual Funds	8,708,000	—	—	8,708,000
Short Term Investments	—	37,888,762	—	37,888,762
Total Assets	$ 1,769,378,090	$ 37,888,762	$ 8,120,010	$ 1,815,386,862
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2020

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$1,427,679,040
Gross unrealized appreciation on investments	504,003,577
Gross unrealized depreciation on investments	(116,295,755)
Net unrealized appreciation on investments	$387,707,822
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.66% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.67% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$148,065	$63,737	$31,555	$42,939	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.

Semi-Annual Report - June 30, 2020

Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $232,155,521 and $334,249,514, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $36,572,289 and received collateral as reported on the Statement of Assets and Liabilities of $36,596,762 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West T. Rowe Price Mid Cap Growth Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”), with respect to the Fund.

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that, with the exception of the one-year period ended December 31, 2019, the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed, ranking in the third quintile of its respective performance universe for the three-year period ended December 31, 2019, and, as to the Investor Class, ranking in the second and first quintiles for the five- and ten-year periods ended December 31, 2019, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). The Board also observed that although the Investor Class underperformed its benchmark index for the one- and three-year periods ended December 31, 2019, it outperformed its benchmark index for the five- and ten-year periods ended December 31, 2019. As to the Institutional Class, while it underperformed its benchmark index for the one-year period ended December 31, 2019, it approximated the index for the three-year period ended December 31, 2019.
In evaluating the performance data, the Board took into account the Sub-Adviser’s investment process, the organization and experience of its investment personnel and its portfolio risk controls, as well as its performance attribution commentary. Also considered by the Board was GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance.
The Board determined that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly-disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than its respective peer group median contractual management fee. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the peer group median expense ratio, ranking in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from the Sub-Adviser regarding its standard fee schedule for actively managed non-investment company U.S. mid-cap growth separate accounts using an investment strategy similar to the Fund, as well as the fees charged by the Sub-Adviser to its retail mutual fund and other sub-advised mutual funds it manages in the same investment style as the Fund. The Board reviewed the foregoing and the Sub-Adviser’s explanation for any differences in fee schedules and noted that the fees charged by the Sub-Adviser for these other accounts and products were competitive to the fees charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. With respect to the Sub-Adviser, the Board considered its representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that although there are no breakpoints in the management fee or sub-advisory fee schedules under the Agreements, GWCM and the Sub-Adviser have implemented a relationship pricing discount based on the combined assets of the Fund and another series of the Company sub-advised by the Sub-Adviser (together, the “T. Rowe Price Sub-Advised Funds”), which reduces the sub-advisory fees at specified combined asset levels as the assets of the T. Rowe Price Sub-Advised Funds increase. In considering the foregoing, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and that the arrangements between GWCM and the Sub-Adviser are negotiated at arm’s length. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was below the median of the Fund’s Lipper investment classification. In addition, the Board recalled its observation that the Contractual Management Fee for each class of the Fund was lower than the median contractual management fee of its peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.
The Board also considered where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020